Income Taxes - Summary of Income Tax Expense (Benefit) (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Income Taxes [Line Items]
Federal	$ 2,296	$ (265)	$ 4,204
State	5,744	2,122	4,442
Income tax expense (benefit), current	8,040	1,857	8,646
Federal	65,551	58,584	44,778
State	1,685	2,862	1,501
Total deferred income tax expense	67,236	61,446	46,279
Total income tax expense	$ 75,276	$ 63,303	$ 54,925